Financial Instruments - Foreign Currency Exchange Rate Risk Management Narrative (Details) - Foreign currency forward contracts - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 1,500	$ 2,187
Derivative, term of contract	90 days
Derivative financial assets held for trading		1,521
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	$ 0	$ 666